Basis of Presentation	9 Months Ended
Sep. 30, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Basis of Presentation

Note 1—Basis of Presentation

These unaudited interim condensed consolidated financial statements include the accounts of Byline Bancorp, Inc., a Delaware corporation (the “Company,” “we,” “us,” “our”), a bank holding company whose principal activity is the ownership and management of its Illinois state chartered subsidiary bank, Byline Bank (the “Bank”), based in Chicago, Illinois.

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X as promulgated by the Securities and Exchange Commission (“SEC”).  In preparing these financial statements, the Company has evaluated events and transactions subsequent to September 30, 2017 for potential recognition or disclosure. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial position and results of operations for the periods presented have been included.  Certain information in footnote disclosures normally included in financial statements prepared in accordance with GAAP has been condensed or omitted pursuant to the rules and regulations of the SEC and the accounting standards for interim financial statements. These financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Consolidated Financial Statements for the years ended December 31, 2016 and 2015.

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 855, “Subsequent Events,” the Company’s management has evaluated subsequent events for potential recognition or disclosure through the date of the issuance of these consolidated financial statements. No subsequent events were identified that would have required a change to the consolidated financial statements or disclosure in the notes to the consolidated financial statements.

Certain prior period amounts have been reclassified to conform to current period presentation. These reclassifications did not result in any changes to previously reported net income or stockholders’ equity.